      As filed with the Securities and Exchange Commission on June 29, 2007

                          File No. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                         Pre-Effective Amendment No.                   [ ]
                      Post-Effective Amendment No. 60                  [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                [X]

                             Amendment No. 62                          [X]

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-9934

                          Edward P. Macdonald, Esquire
                   The Hartford Financial Services Group, Inc.
                          Life Law - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

   [ ] on (Date) pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [X] on August 31, 2007 pursuant to paragraph (a)(1) of Rule 485

   [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

   [ ] on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No.60 to the Registration Statement of The Hartford Mutual Funds (the "Registrant") on Form N-1A (File Nos.
333-02381/811-07589) is being filed to (i) register Class Y of The Hartford Strategic Income Fund, an existing series of the Registrant; and (ii) make other changes to Registrant's Statement of Additional Information.

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-1A, Post-Effective Amendment No. 57 under the Securities Act of 1933 and Amendment No. 59 under the Investment Company Act of 1940, File Nos. 333-02381/811-07589, filed on February 28, 2006, Accession No. 0000950135-07-001289.

                                   SUPPLEMENT
                          DATED AUGUST 31, 2007 TO THE
    CLASS Y SHARES PROSPECTUS (THE "CLASS Y PROSPECTUS") DATED MARCH 1, 2007
                       FOR THE HARTFORD MUTUAL FUNDS, INC.

This supplement amends the Class Y Prospectus dated March 1, 2007 in order to add Class Y shares to The Hartford Strategic Income Fund (the "Fund"), an existing series of The Hartford Mutual Funds, Inc. Accordingly, the following is incorporated into the Class Y Prospectus as appropriate:

INTRODUCTION

The Fund has its own investment strategy and risk/reward profile. This supplement relates to Class Y shares of the Fund. The Fund also offers Class A, Class B and Class C shares pursuant to a prospectus describing those classes. The Fund also offers Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or similar agreement with the Fund, pursuant to a separate prospectus describing that class.

The Fund is a diversified fund.

The Fund is a series of The Hartford Mutual Funds, Inc.

Information on the Fund, including risk factors, can be found in this supplement.

The investment manager of the Fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the Fund is provided by an investment sub-adviser. Information regarding HIFSCO and the sub-adviser is included under the section entitled "Management of the Funds" in the Class Y Prospectus.

THE HARTFORD STRATEGIC INCOME FUND

INVESTMENT GOAL. The Hartford Strategic Income Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities. The Fund focuses its investments, under normal circumstances, in non-investment grade debt securities, foreign securities, and highly rated securities. Non-investment grade debt securities are securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management Company ("Hartford Investment Management") to be of comparable quality. Non-investment grade debt securities are commonly referred to as "high yield - high risk" or "junk bonds". Foreign securities are securities issued by foreign corporations or governments, including issuers located in emerging markets. Highly rated securities include, but are not limited to, U.S. government securities, mortgages, asset-backed securities and commercial mortgage backed securities.

The Fund may also invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, convertible securities, preferred stock, and common stock. The Fund may also utilize derivatives to manage portfolio risk, to replicate securities the Fund could buy that are not currently available in the market or for other investment purposes. The Fund may invest in debt securities of any maturity.

The Fund will generally hold a diversified portfolio of investments in various sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.

The overall investment approach of Hartford Investment Management's team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The Fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the Fund.

MAIN RISKS. The major factors affecting this Fund's performance are interest rate risk, credit risk, income risk and foreign investment risk.

When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive loan and bond funds. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as Hartford Investment Management expects, the Fund could underperform its peers or lose money.

The Fund is subject to income risk, which is the potential for a decline in the Fund's income due to falling interest rates.

The Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

High yield bonds and foreign securities may make the Fund more sensitive to market or economic shifts in the U.S. and abroad.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

In some circumstances the Fund's investments could become harder to value.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Moreover, the Fund may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) and unsecured loans. Holders' claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the

Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the Fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the Fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the Fund to value these securities for purposes of calculating its net asset value.

Because the Fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the Fund's mortgage-related and asset-backed securities. These prepayments pass through to the Fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the Fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the Fund's mortgage-related and asset-backed securities.

Successful use of derivative instruments by the Fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's judgment with respect to a number of factors. The Fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

The Fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                      CLASS Y
                                                                     ---------
SHAREHOLDER FEES
  (fees paid directly from your investment)
 Maximum sales charge (load) imposed on purchases as a percentage
   of offering Price                                                    None
 Maximum deferred sales charge (load) (as a percentage of purchase
   price or redemption proceeds, whichever is less)                     None
 Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
 Management fees(1)                                                    0.55%
 Distribution and service (12b-1) fees                                 None
 Other expenses                                                        0.13%
 Total annual operating expenses(1)(2)                                 0.68%

(1) HIFSCO has agreed to waive 100% of the management fee for the Fund's first year of operation.

(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and extraordinary expenses, to 0.90%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)                                   CLASS Y
------------------------------------                                    -------
Year 1                                                                  $    69
Year 3                                                                  $   218

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Information included under the section entitled "Investment Strategies and Investment Matters" in the Class Y Prospectus is applicable to the Fund unless otherwise noted herein:

Use of Option, Futures and Derivatives:

The use of derivatives is a principal investment strategy for the Fund.

Investments in Emerging Markets

The Fund may invest in emerging markets as part of its principal investment strategy.

Consequences of Portfolio Trading Practices

The Fund may have a relatively high portfolio turnover.

MANAGEMENT OF THE FUNDS

Information included under the section entitled "Management of the Funds" in the Class Y Prospectus is applicable to the Fund unless otherwise noted herein:

The Investment Sub-Advisers

Hartford Investment Management is the investment sub-adviser to the Fund.

Management Fees

The Fund pays a management fee to HIFSCO based on a stated percentage of the Fund's average daily net asset value as follows:

STRATEGIC INCOME FUND(1)

AVERAGE DAILY NET ASSETS                                         ANNUAL RATE
------------------------                                         -----------
First $500 million                                               0.550%
Next $500 million                                                0.500%
Next $4 billion                                                  0.475%
Next $5 billion                                                  0.455%
Amount Over $10 billion                                          0.445%


(1) HIFSCO has voluntarily agreed to waive 100% of the management fee for the Fund's first year of operation.

Because the Fund did not commence operations until May 31, 2007, information is not available regarding fees paid by the Fund to HIFSCO.

Portfolio Managers of the Funds

STRATEGIC INCOME FUND. The Fund is managed by a team of portfolio managers including Michael Bacevich, Michael Gray, Mark Niland, Peter Perrotti, Nasri Toutoungi and Edward Vaimberg.

Michael Bacevich, Managing Director and Senior Portfolio Manager of Hartford Investment Management, has served as portfolio manager of the Fund since its inception. Mr. Bacevich joined Hartford Investment Management as head of its Bank Loan Sector in 2004. Previously Mr. Bacevich was the head of the Bank Loan Unit at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Michael Gray, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the Fund since its inception. Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray served in similar capacities at Deutsche Asset Management and UBS Warburg.

Mark Niland, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the Fund since its inception. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

Peter Perrotti, CFA, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since its inception. Mr. Perrotti joined Hartford Investment Management in 1990 and has served in various capacities including head of the Government and Residential Securities Sector, analytical support, CMO trading, derivatives trading and portfolio management since that time. Prior to joining Hartford Investment Management, he was employed by The Travelers, where he served as an Actuarial Associate.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the Fund since its inception. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a managing director of Blackrock, Inc. from 1998 to January 2002 and a director and partner of Rogge Global Partners from 1997 to 1998.

Edward Vaimberg, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since its inception. Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a managing director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

ABOUT YOUR ACCOUNT

Information included under the section entitled "About Your Account" in the Class Y Prospectus is applicable to the Fund.

TRANSACTION POLICIES

Information included under the section entitled "Transaction Policies" in the Class Y Prospectus is applicable to the Fund unless otherwise noted herein:

Dividends and Account Policies

Dividends from the Fund are normally declared daily and paid monthly.

FINANCIAL HIGHLIGHTS

No financial highlights are provided for the Fund as the Fund did not commence investment operations until May 31, 2007.

FUND CODE, CUSIP NUMBER AND SYMBOL

                                                  CLASS      FUND     CUSIP
NAME                                             SHARES      CODE     NUMBER    SYMBOL
----------------------------------               ------     ------    ------    ------
The Hartford Strategic Income Fund               Y          [____]    [____]    [____]

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Amended and Restated Combined Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940, File Nos. 333-02381/811-07589, filed on May 30, 2007,
Accession No. 0000950135-07-003436.

                                   SUPPLEMENT
                           DATE AUGUST 31, 2007 TO THE
  AMENDED AND RESTATED COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
       FOR HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.
                               DATED MAY 30, 2007

This supplement amends the SAI dated May 30, 2007, in order to add Class Y shares to The Hartford Strategic Income Fund (the "Fund"), an existing series of The Hartford Mutual Funds, Inc. Accordingly, the following is incorporated into the SAI as appropriate:

1. Under the paragraph entitled "Date of Prospectuses", the following is added:

      August 31, 2007 (for Class Y shares of Strategic Income Fund).

2. Under the section entitled "General Information", in the second paragraph, the second and third sentences are replaced as follows:

      With the exception of the Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund and Income Allocation Fund (together, the "Asset Allocation Funds"), Checks and Balances Fund, and High Yield Municipal Bond Fund, each series of The Hartford Mutual Funds, Inc. (the "Hartford Funds") issues shares in four different classes: Class A, Class B, Class C and Class Y. Checks and Balances Fund, and High Yield Municipal Bond Fund do not currently offer Class Y shares.

3. Under the section entitled "Subadvisory/Investment Services Fees" the table regarding the voluntary expense limits agreed to by HIFSCO is replaced for Strategic Income Fund as follows:

                                           CLASSES                                 CLASS     CLASS     CLASS
FUND NAME                    CLASS A        B & C        CLASS I      CLASS L        R3        R4        R5     CLASS Y
---------                    -------        -----        -------      -------      ------    ------    -----    -------
Strategic Income Fund         1.15%         1.90%         0.90%         N/A         N/A       N/A       N/A      [   ]

4. Under the section entitled "Capitalization and Voting Rights", in the third paragraph, the third and fourth sentences are replaced as follows:

      Accordingly, the directors of each Company have authorized the issuance of four classes of shares of each of the Funds (except for the Equity Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Checks and Balances Fund, and High Yield Municipal Bond Fund) designated in each instance as Class A, Class B, Class C and Class Y shares. Checks and Balances Fund and High Yield Municipal Bond Fund do not currently offer Class Y shares.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits
--------      --------
a.(i)         Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9,
              1996)

a.(ii)        Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on October 25,
              2002)

a.(iii)       Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on October 25,
              2002)

a.(iv)        Articles of Amendment to the Articles of Incorporation
              (incorporated by reference to Post-Effective Amendment No. 24 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              December 16, 2002)

a.(v)         Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on August 19,
              2003)

a.(vi)        Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on August 19,
              2003)

a.(vii)       Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

a.(viii) Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

a.(ix)        Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 23,
              2004)

a.(x)         Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

a.(xi)        Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 15,
              2005)

a.(xii) Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

a.(xiii) Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration
              Statement on Form N-1A (File No. 333-02381) on July 31, 2006)

a.(xiv)       Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

a.(xv) Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

a.(xvi) Form of Articles Supplementary dated ___________, 2007 (to be filed by amendment)

b.            By-Laws adopted January 24, 1996, last amended May 13, 2003
              (incorporated by reference to Post-Effective Amendment No. 27 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              August 19, 2003)

c.            Not Applicable

d.(i)         Investment Management Agreement with Hartford Investment Financial
              Services Company dated March 3, 1997 (incorporated by reference to
              Post-Effective Amendment No. 3 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on June 20, 1997)

d.(ii)        Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(iii)       Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(iv)        Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(v)         Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(vi)        Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(vii)       Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(viii)      Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

d.(ix)        Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

d.(x)         Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

d.(xi)        Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

d.(xii)       Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on April 29,
              2005)

d.(xiii) Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration

              Statement on Form N-1A (File No. 333-02381) filed on September 29,
              2005)

d.(xiv) Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

d.(xv)        Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

d.(xvi)       Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

d.(xvii) Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xviii)     Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xix) Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xx) Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xxi)       Investment Sub-Advisory Agreement with Wellington Management
              Company, LLP dated March 3, 1997 (incorporated by reference to
              Post-Effective Amendment No. 3 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxii)      Amendment No. 1 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxiii)     Amendment No. 2 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)


d.(xxiv)      Amendment No. 3 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxv)       Amendment No. 4 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxvi)      Amendment No. 5 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxvii)     Amendment No. 6 to Investment Sub-Advisory Agreement with
              Wellington Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxviii)    Amendment No. 7 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 28 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on December 15, 2003)

d.(xxix)      Amendment No. 8 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 41 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xxx)       Amendment No. 9 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxi)      Amendment No. 10 to Sub-Advisory Agreement with Wellington
              Management Company, LLP (incorporated by reference to
              Post-Effective Amendment No. 57 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2007)

d.(xxxii)     Investment Services Agreement with Hartford Investment Management
              Company dated as of March 3, 1997 (incorporated by reference to
              Post-Effective Amendment No. 3 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxxiii)    Amendment No. 1 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxiv)     Amendment No. 2 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxv)      Amendment No. 3 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 41 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xxxvi)     Amendment No. 4 to Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 44 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xxxvii)    Amendment No. 5 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxviii)   Amendment No. 6 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxix)     Amendment No. 7 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 54 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on November 29, 2006)

d.(xl)        Amendment No. 8 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 55 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on December 15, 2006)

d.(xli)       Amendment No. 9 Investment Services Agreement with Hartford
              Investment Management Company (incorporated by reference to
              Post-Effective Amendment No. 59 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xlii)      Investment Sub-Advisory Agreement with Oberweis Asset Management,
              Inc. (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xliii)     Investment Sub-Advisory Agreement with Jennison Associates LLC
              (incorporated by reference to Post-Effective Amendment No. 44 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              September 29, 2005)

d.(xliv)      Investment Sub-Advisory Agreement with Kayne Anderson Rudnick
              Investment Management, LLC (incorporated by reference to
              Post-Effective Amendment No. 50 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xlv)       Investment Sub-Advisory Agreement with Metropolitan West Capital
              Management, LLC (incorporated by reference to Post-Effective
              Amendment No. 50 to Registration Statement on Form N-1A (File No.
              333-02381) filed on July 31, 2006)

d.(xlvi)      Investment Sub-Advisory Agreement with SSgA Funds Management, Inc.
              (incorporated by reference to Post-Effective Amendment No. 50 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              July 31, 2006)

e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ii)        Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment No. 1 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on June 27,
              1996)

e.(iii)       Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(iv)        Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(v)         Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(vi)        Assignment of Principal Underwriting Agreement from Hartford
              Securities Distribution Company, Inc. to Hartford Investment
              Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 15,
              2002)

e.(vii)       Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(viii)      Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(ix)        Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(x)         Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2003)

e.(xi)        Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2003)

e.(xii)       Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

e.(xiii)      Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 11,
              2005)

e.(xiv)       Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on April 29,
              2005)

e.(xv)        Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on September 29,
              2005)

e.(xvi)       Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

e.(xvii)      Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

e.(xviii)     Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

f.            Not Applicable

g. Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on March 15, 2007)

h.(i)         Transfer Agency and Service Agreement between The Hartford Mutual
              Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford
              Administrative Services Company dated February 1, 2006
              (incorporated by reference to Post-Effective Amendment No. 52 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              September 15, 2006)

h.(ii)        Amendment No. 1 to Transfer Agency and Service Agreement between
              The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II,
              Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on November 29,
              2006)

h.(iii)       Amendment No. 2 to Transfer Agency and Service Agreement between
              The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II,
              Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on December 15,
              2006)

h.(iv) Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form
              N-1A (File No. 333-02381) filed on May 19, 2004)

h.(v) Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(vi)        Amendment No. 1 to the Fund Accounting Agreement, dated July 23,
              2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(vii)       Second Amendment to the Fund Accounting Agreement, dated October
              31, 2002 (incorporated by reference to Post-Effective Amendment
              No. 48 to Registration Statement on Form N-1A (File No. 333-02381)
              filed on May 17, 2006)

h.(viii)      Third Amendment to the Fund Accounting Agreement, dated August 25,
              2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(ix)        Fourth Amendment to the Fund Accounting Agreement, dated September
              27, 2005 (incorporated by reference to Post-Effective Amendment
              No. 48 to Registration Statement on Form N-1A (File No. 333-02381)
              filed on May 17, 2006)

h.(x)         Fifth Amendment to the Fund Accounting Agreement, dated January 1,
              2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xi)        Sixth Amendment to the Fund Accounting Agreement, July 31, 2006
              (incorporated by reference to Post-Effective Amendment No. 50 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              July 31, 2006)

h.(xii)       Seventh Amendment to the Fund Accounting Agreement, November 30,
              2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(xiii)      Eighth Amendment to the Fund Accounting Agreement, May 31, 2007
              (incorporated by reference to Post-Effective Amendment No. 59 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              May 30, 2007)

i.            Opinion and Consent of Counsel (to be filed by amendment)

j. Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

k.            Not Applicable

l.            Not Applicable

m.            Amended and Restated Rule 12b-1 Distribution Plan for Class A,
              Class B, Class C, Class R3, Class R4 and Class R5 Shares
              (incorporated by reference to Post-Effective Amendment No. 59 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              May 30, 2007)

n. Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 59 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

o.            Not Applicable

p.(i)         Code of Ethics of HL Investment Advisors, LLC, Hartford Investment
              Financial Services, LLC and The Hartford-Sponsored Mutual Funds
              (incorporated by reference to Post-Effective Amendment No. 57 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              February 28, 2007)

p.(ii)        Code of Ethics of Hartford Investment Management Company
              (incorporated by reference to Post-Effective Amendment No. 57 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              February 28, 2007)

p.(iii)       Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 40 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on February 28,
              2005)

p.(iv)        Code of Ethics of Jennison Associates LLC (incorporated by reference to Post-Effective Amendment No. 42 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 15,
              2005)

p.(v)         Code of Ethics of Kayne Anderson Rudnick Investment Management,
              LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(vi)        Code of Ethics of Metropolitan West Capital Management, LLC
              (incorporated by reference to Post-Effective Amendment No. 50 to
              Registration Statement on Form N-1A (File No. 333-02381) filed on
              July 31, 2006)

p.(vii) Code of Ethics of Oberweis Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 48 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

p.(viii)      Code of Ethics of SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 50 to Registration
              Statement on Form N-1A (File No. 333-02381) filed on July 31,
              2006)

q.(i)         Power of Attorney (incorporated by reference to Post-Effective
              Amendment No. 57 to Registration Statement on Form N-1A (File No.
              333-02381) filed on February 28, 2007)

Item 24. Persons Controlled by or Under Common Control with Registrant

     As of May 31, 2007, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 23, 2007.

     In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of April 30, 2007 more than 25% of the following funds:

          The Hartford Balanced Income Fund
          The Hartford Checks and Balances Fund
          The Hartford Global Financial Services Fund
          The Hartford High Yield Municipal Bond Fund
          The Hartford LargeCap Growth Fund
          The Hartford MidCap Growth Fund
          The Hartford Select MidCap Value Fund
          The Hartford Strategic Income Fund
          The Hartford Tax-Free New York Fund
          The Hartford Retirement Income Fund

Item 25. Indemnification

     Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

     Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

     Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

     Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the

     Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

                             Position with Hartford Investment
Name                              Financial Services, LLC                        Other Business
----                         ---------------------------------                   --------------
Thomas M. Marra           Chairman of the Board and Manager        Director, President and Chief Operating
                                                                   Officer of Hartford Life, Inc. ("HL, Inc.")
                                                                   (1); Chairman of the Board, Chief
                                                                   Executive Officer and President
                                                                   of Hartford Life Insurance Company
                                                                   ("HLIC")(2); Chief Executive Officer,
                                                                   Manager and President of HL Investment
                                                                   Advisors, LLC(3) and Hartford Financial
                                                                   Services, LLC ("The Hartford")(4);
                                                                   and Director of Hartford Administrative
                                                                   Services Company ("HASCO")(5)

John C. Walters           Chief Executive Officer, President and   Director, Executive Vice President of HLIC;
                          Manager                                  Manager and Executive Vice President HL
                                                                   Investment Advisors, LLC and President of
                                                                   US Wealth Management at HL, Inc.

Tamara L. Fagely          Chief Financial Officer and              Chief Financial Officer and Vice President
                          Controller/FINOP                         of HASCO and Vice President of HLIC

Colleen B. Pernerewski    Chief Investment Advisor and             Chief Compliance Officer of Separate
                          Compliance Officer                       Accounts of HLIC and Compliance Officer of
                                                                   HL Investment Advisors, LLC

William D. Wilcox         Chief Compliance Officer, AML            AML Compliance Officer, Chief Legal
                          Compliance Officer and Secretary         Officer and Secretary of Hartford
                                                                   Securities Distribution Company, Inc.(6)

Robert M. Arena           Senior Vice President / Business Line    Chief Executive Officer and Senior Vice
                          Principal                                President of HASCO and Senior Vice
                                                                   President of HLIC and HL Investment
                                                                   Advisors, LLC

William H. Davison, Jr.   Senior Vice President                    Director and Managing Director of Hartford
                                                                   Investment Management and Senior Vice
                                                                   President of HL Investment Advisors, LLC

Christopher J. Hanlon     Senior Vice President                    Senior Vice President of Hartford
                                                                   Investment Management and HLIC

Kenneth A. McCullum       Senior Vice President                    Senior Vice President and Actuary of HLIC

Hugh T. Whelan            Senior Vice President                    Executive Vice President of Hartford
                                                                   Investment Management

Edward C. Caputo          Vice President                           Assistant Vice President of Hartford
                                                                   Investment Management

Thomas D. Jones           Vice President                           Vice President of HLIC and HL Investment
                                                                   Advisors, LLC

Edward P. Macdonald       Vice President and Chief Legal Officer   Vice President and Chief Legal Officer of
                                                                   HL Investment Advisors, LLC

Vernon J. Meyer           Vice President                           Vice President of HLIC and HL Investment
                                                                   Advisors, LLC

Scott R. Sanderson        Vice President/Marketing                 Vice President of HLIC

Glen J. Kvadus            Assistant Secretary                      Assistant Secretary of Hartford Securities
                                                                   Distribution Company, Inc.

Marilyn Orr               Assistant Vice President                 Assistant Vice President of HLIC

Elizabeth L. Schroeder    Assistant Vice President                 Assistant Vice President of HLIC and HL
                                                                   Investment Advisors, LLC

Denise Settimi            Assistant Vice President                 Assistant Vice President of HLIC, and Chief
                                                                   Operating Officer and Assistant Vice
                                                                   President of HASCO

John N. Giamalis          Treasurer                                Senior Vice President and Treasurer of HL
                                                                   Inc., The Hartford, HASCO, HL, Inc., and HL
                                                                   Investment Advisors and Treasurer of
                                                                   Hartford Investment Management

Brian Murphy              Manager                                  Vice President of HLIC, and Chairman,
                                                                   Chief Executive Officer and Director
                                                                   of Woodbury Financial Services, Inc.(7)

Todd G. Picken            Assistant Treasurer                      Assistant Treasurer and Assistant Vice
                                                                   President of HLIC, HL Inc., The Hartford,
                                                                   HASCO and HL Investment Advisors, LLC

(1) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

(4) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

(5) The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.

(6) The principal business address for Hartford Securities Distribution Company, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(7) The principal business address for Woodbury Financial Services, Inc. is 500 Bielenberg Drive, Woodbury MN 55125.


Item 27. Principal Underwriters

     Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business                                                        Position and Offices with
        Address                    Positions and Offices with Underwriter                 Registrant
---------------------------   ------------------------------------------------   -----------------------------
Thomas M. Marra(1)            Chairman of the Board and Manager                  None

John C. Walters(1)            Chief Executive Officer, President and Manager     Vice President

Tamara L. Fagely(4)           Chief Financial Officer and Controller/FINOP       Vice President, Treasurer and
                                                                                 Controller

Colleen B. Pernerewski(1)     Chief Investment Advisor and Compliance Officer    None

William D. Wilcox(1)          Chief Compliance Officer, AML Compliance Officer   None
                              and Secretary

Robert M. Arena(1)            Senior Vice President / Business Line Principal    Vice President

William H. Davison, Jr. (2)   Senior Vice President                              None

Christopher J. Hanlon(2)      Senior Vice President                              None

Kenneth A. McCullum(1)        Senior Vice President                              None

Hugh T. Whelan(2)             Senior Vice President                              None

Edward C. Caputo(2)           Vice President                                     None

Thomas D. Jones(1)            Vice President                                     None

Edward P. Macdonald(1)        Vice President and Chief Legal Officer             Vice President, Secretary and
                                                                                 Chief Legal Officer

Vernon J. Meyer(1)            Vice President                                     Vice President

Scott R. Sanderson(1)         Vice President/Marketing                           None

Glen J. Kvadus(1)             Assistant Secretary                                None

Marilyn Orr(4)                Assistant Vice President                           Assistant Treasurer

Elizabeth L. Schroeder(1)     Assistant Vice President                           None

Denise Settimi(4)             Assistant Vice President                           Vice President

John N. Giamalis(3)           Treasurer                                          None

Brian Murphy                  Manager                                            None

Todd G. Picken(3)             Assistant Treasurer                                None

(1)  The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

(2)  The principal business address is 55 Farmington Avenue, Hartford, CT 06105.

(3)  The principal business address is 690 Asylum Avenue, Hartford, CT 06115.

(4)  The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.

Item 28. Location of Accounts and Records

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125.

Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29. Management Services

     Not Applicable

Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of June, 2007.

                                        THE HARTFORD MUTUAL FUNDS, INC.


                                        By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                             TITLE                            DATE
---------                             -----                            ----


/s/ David M. Znamierowski             President,                   June 29, 2007
-----------------------------------   Chief Executive Officer
David M. Znamierowski                 & Director


/s/ Tamara L. Fagely                  Controller & Treasurer       June 29, 2007
-----------------------------------   (Chief Accounting Officer &
Tamara L. Fagely                      Chief Financial Officer)


*                                     Director                     June 29, 2007
-----------------------------------
Lynn S. Birdsong


*                                     Chairman of the Board        June 29, 2007
-----------------------------------   and Director
Robert M. Gavin, Jr.


*                                     Director                     June 29, 2007
-----------------------------------
Duane E. Hill


*                                     Director                     June 29, 2007
-----------------------------------
Sandra S. Jaffee



*                                     Director                     June 29, 2007
-----------------------------------
William P. Johnston


*                                     Director                     June 29, 2007
-----------------------------------
Lemma W. Senbet


*                                     Director                     June 29, 2007
-----------------------------------
Thomas M. Marra


*                                     Director                     June 29, 2007
-----------------------------------
Phillip O. Peterson


*                                     Director                     June 29, 2007
-----------------------------------
Lowndes A. Smith


/s/ Edward P. Macdonald                                            June 29, 2007
-----------------------------------
* By Edward P. Macdonald
     Attorney-in-fact

* Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2007)